Pax World Funds Series Trust I and

Pax World Funds Series Trust III

(the “Trusts”)

Supplement Dated November 15, 2022

to the Prospectus and Statement of Additional Information dated May 2, 2022

1)	Effective immediately, Kirsteen Morrison is a Portfolio Manager of Pax Sustainable Allocation Fund. Accordingly, the Prospectus and Statement of Additional Information will be amended as follows:

Prospectus Page 95

Under Portfolio Managers, the table of Portfolio Managers will be deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Andrew Braun	2017	Portfolio Manager
Kirsteen Morrison	2022	Portfolio Manager
Nathan Moser	2015	Portfolio Manager
Peter Schwab	2017	Portfolio Manager
Anthony Trzcinka	2005	Portfolio Manager

Prospectus Page 140

Under Management, Organization and Capital Structure, in the section entitled Portfolio Managers, the following will replace the paragraph for Kirsteen Morrison:

Kirsteen Morrison is a Portfolio Manager of the Global Opportunities Fund and the Sustainable Allocation Fund. Ms. Morrison has been responsible for the management of the Global Opportunities Fund since its inception in 2018 and has been a member of the portfolio management team of the Sustainable Allocation Fund since 2022. Ms. Morrison joined Impax Asset Management Ltd. in 2009 and has co-responsibility for the Global Opportunities strategy. She is also the lead analyst for the Financials sector, Japan and India. Ms. Morrison began her career in the investment industry in 1987, investing in Asian equities as a portfolio manager at Royal London and Henderson Global Investors. Ms. Morrison also worked within global equities as a financial analyst for Odey Asset Management. Prior to joining Odey Asset Management, she managed a long/short financials portfolio for JP Morgan. Ms. Morrison has an MA in Metallurgy and Science of Materials from the University of Oxford.

Statement of Additional Information Page 67

The first table under Portfolio Managers, in the section entitled – Other Accounts Managed, will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Diederik Basch	3	$ 25.29	0	$ 0	0	$ 0
Andrew Braun	1	$ 14.73	0	$ 0	0	$ 0
Barbara Browning	1	$ 14.73	0	$ 0	0	$ 0
Christine Cappabianca	0	$ 0	2	$ 57.90	0	$ 0
Curtis Kim	3	$ 25.29	0	$ 0	0	$ 0
Scott LaBreche	0	$ 0	2	$ 57.90	0	$ 0
Kirsteen Morrison	7	$7,248	6	$1,303	0	$0
Nathan Moser	3	$ 25.29	0	$ 0	0	$ 0
Peter Schwab	0	$ 0	2	$ 196.78	0	$ 0
Kent Siefers	0	$ 0	2	$ 196.78	0	$ 0
Anthony Trzcinka	0	$ 0	1	$ 100.99	0	$ 0

The second table under Portfolio Managers, in the section entitled – Other Accounts Managed, will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Siddharth Jha	7	$ 7,074	10	$ 2,231	0	0
Hubert Aarts	9	$ 16,694	10	$ 2,231	0	0
David Winborne	14	$ 15,034	16	$ 3,815	0	0
Kirsteen Morrison[1]	7	$ 7,248	6	$ 1,303	0	0

[1]	The information provided for Ms. Morrison is as of September 30, 2022.

Statement of Additional Information Page 69

The section entitled Portfolio Managers – Ownership of Securities will be replaced in its entirety with the following:

As of December 31, 2021 (and as of September 30, 2022 with respect to Ms. Kirsteen Morrison) (i) the dollar value of shares of the Large Cap Fund owned beneficially by Andrew Braun was $500,001-$1,000,000; and by Barbara Browning was $100,001-$500,000; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Diederik Basch was $50,001-$100,000; and by Curtis Kim was $0; and by Nathan Moser was $100,001-$500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $1-$10,000; and by Scott LaBreche was $1-$10,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Christine Cappabianca was $0; and by Scott LaBreche was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $1-$10,000; and by Scott LaBreche was $10,001-$50,000; (vi) the dollar value of shares of the Global Women's Fund owned beneficially by Christine Cappabianca was $1-$10,000; and by Scott LaBreche was $10,001-$50,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Hubert Aarts was $0; by Siddharth Jha was $10,001-$50,000; and by David Winborne was $0; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; and by David Winborne was $0; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; (xi) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001-$1,000,000; and by Kent Siefers was $1-$10,000; (xii) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Andrew Braun was $100,001-$500,000; by Nathan Moser was $100,001-$500,000; by Peter Schwab was $50,001-$100,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0.

* * *

2)	Effective immediately, Impax Asset Management LLC (“IAM”), the investment adviser to the Pax World Funds, introduced breakpoints that will reduce the rate at which advisory fees are payable by Pax World Funds Series Trust I (“Trust I”) to IAM with respect to Pax Large Cap Fund when the assets of the Fund exceed such breakpoints. Accordingly, the table in the Prospectus starting at the bottom of page 136, and the table in the Statement of Additional Information on pages 80-81, setting forth the advisory fees paid by Trust I will be deleted and replaced in their entirety by the following:

Fund	Annual Rate
Large Cap Fund[1]	0.65%
Small Cap Fund	0.75%
US Sustainable Economy Fund[2]	0.45%*
Global Sustainable Infrastructure Fund[3]	0.55%*
Global Opportunities Fund	0.80%
Global Environmental Markets Fund[4]	0.75%
Global Women’s Fund[5]	0.51%*
International Sustainable Economy Fund[6]	0.47%*
Core Bond Fund	0.40%
High Yield Bond Fund	0.50%
Sustainable Allocation Fund	0.05%*

1 Effective November 15, 2022, the management fee is 0.65% of average net assets up to $2 billion; 0.62% for assets of $2 billion to $3 billion; 0.58% for assets of $3 billion to $4 billion; and 0.55% for assets over $4 billion.

2 Effective March 31, 2021, the US Sustainable Economy Fund’s investment adviser contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before April 30, 2024. The gross management fee (before waiver) is 0.65% of average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

3 Effective March 31, 2021, the Global Sustainable Infrastructure Fund’s investment adviser contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before April 30, 2024. The gross management fee (before waiver) is 0.65% of average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

4The management fee is 0.80% of average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of $1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.

5 The management fee is 0.55% of average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45% for assets over $750 million.

6 The management fee is 0.48% of average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40% for assets over $750 million.

* The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

* * *

3)	Effective immediately, the FTSE Global Infrastructure Opportunities Index will replace the S&P Global Infrastructure (Net) Index as the primary benchmark for Pax Global Sustainable Infrastructure Fund because IAM believes the FTSE Global Infrastructure Opportunities Index is a more appropriate broad-based securities market index representing the universe of securities in which the Fund may invest.